Compass 2 and Compass 3 Variable Accounts:

                      Capital Appreciation Variable Account

                      Supplement to the Current Prospectus:

Effective June 22, 2007, the sub-section entitled "Portfolio Managers" under the main heading "Management of the Variable Accounts" is hereby restated as follows, with respect to the Capital Appreciation Variable Account only:

Portfolio Managers

Information regarding the portfolio manager(s) of each Variable Account is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Variable Account shares and possible conflicts of interest, is available in the Variable Accounts' SAI. Each portfolio manager is primarily responsible for the day-to-day management of the Variable Account.

Fund                    Portfolio Manager         Primary Role         Since        Title and Five Year History
----                    -----------------         ------------         -----        ---------------------------
Capital Appreciation    Jeffrey C. Constantino    Portfolio Manager    June 2007    Vice President of MFS; employed in the
Variable Account                                                                    investment area of MFS since 2000.

                        Stephen K. Pesek          Portfolio Manager    June 2007    Senior Vice President of MFS; employed
                                                                                    in the investment management area of MFS
                                                                                    since 1994.

                        Maureen Pettirossi        Portfolio Manager      2005       Vice President of MFS; employed in the
                                                                                    investment management area of MFS since
                                                                                    2002; Senior Securities Analyst of
                                                                                    Wilke/Thompson Capital Management prior
                                                                                    to 2002.

                  The date of this Supplement is June 22, 2007.